Trade receivables and other customer-related balances - Schedule of credit risk exposure by customer and country (Details) - Credit risk	Dec. 31, 2025	Dec. 31, 2024
Fair value of financial instruments
Accounts receivable and loans due from customers and other third parties (as percent)	12.20%	17.10%
United States
Fair value of financial instruments
Accounts receivable and loans due from customers and other third parties (as percent)	20.30%	21.50%
Country 2
Fair value of financial instruments
Accounts receivable and loans due from customers and other third parties (as percent)	7.10%	10.60%
Country 3
Fair value of financial instruments
Accounts receivable and loans due from customers and other third parties (as percent)	6.00%	5.80%
Global
Fair value of financial instruments
Accounts receivable and loans due from customers and other third parties (as percent)	33.40%	37.90%
Customer 1
Fair value of financial instruments
Accounts receivable and loans due from customers and other third parties (as percent)	4.80%	7.50%
Customer 2
Fair value of financial instruments
Accounts receivable and loans due from customers and other third parties (as percent)	4.20%	4.90%
Customer 3
Fair value of financial instruments
Accounts receivable and loans due from customers and other third parties (as percent)	3.20%	4.70%